Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates - Associates [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Carrying amount	S/ 2,753	S/ 22,047
Inversiones Maje S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Class of share	Common
Interest in capital	9.59%	9.59%
Carrying amount	S/ 2,103	S/ 2,043
Obratres S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Class of share	Common
Interest in capital	37.50%	37.50%
Carrying amount	S/ 649	S/ 3,400
Gasoducto Sur Peruano S.A. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Class of share	Common
Interest in capital	20.00%	20.00%
Carrying amount
Concesionaria Chavimochic S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Class of share	Common
Interest in capital	26.50%	26.50%
Carrying amount		S/ 16,295
Others [Member]
Investments in Associates and Joint Ventures (Details) - Schedule of investments in associates [Line Items]
Class of share	Common
Carrying amount	S/ 1	S/ 309